Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LoCorr Spectrum Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [_] of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the Fund's current fiscal year, are the indirect costs of investing in other investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objectives by allocating its assets primarily among income-producing securities using two principal strategies:

•	"Income Strategy"

•	"Loan Investment Strategy"

The Income Strategy employed by the Fund's Sub-Adviser is designed to produce current income and capital appreciation through investment in (1) U.S.-listed, exchange-traded stocks, (2) bonds, (3) mutual funds and (4) business development companies ("BDCs"), that the portfolio manager believes offer high current income.  These securities may include "pass-through" securities (structured to pass through a majority of income as distributions to shareholders) such as (i) master limited partnerships, (ii) royalty trusts, and (iii) real estate investment trusts ("REITs").  The Fund invests primarily in U.S. securities but may, to a lesser extent, invest in securities of foreign entities.  The Fund may invest in entities of any size.  To the extent that the Fund invests in bonds it may invest in bonds of any maturity or credit quality.  These bonds may include high yield, high risk bonds, commonly known as "junk bonds", that are rated BB+ and below by Standard & Poor's (S&P) or similarly rated by another nationally recognized statistical rating organization.

The Sub-Adviser has the discretion to adjust the composition of the portfolio utilizing the Income Strategy to reflect its outlook on economic growth and inflation.  This flexibility to adapt to different points in the economic cycle will result in a portfolio that at various times is weighted more heavily towards different sectors and security types that the portfolio manager believes offer the best risk/reward tradeoff at that point.

The Loan Investment Strategy employed by the Fund's Adviser is designed to produce current income and capital appreciation through investment in (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles (collectively, "Underlying Funds") focused on the origination, funding and structuring of real estate-related loans, including mezzanine loans, first and second mortgage loans, subordinated mortgage loans, bridge loans and other loans related to high quality commercial real estate in the U.S., as well as through the acquisition of equity participations in the underlying collateral of such loans and preferred equity investments.

The Adviser will seek to invest in Underlying Funds that generate a low volatility income stream of attractive and consistent cash distributions. The Adviser's focus on Underlying Funds that originate and acquire debt and debt-like instruments will emphasize the payment of current returns to investors and the preservation of invested capital. The Adviser also believes that the investments made under the Loan Investment Strategy may offer the potential for capital appreciation.

ADVISER'S INVESTMENT PROCESS

The Adviser will pursue the Fund's investment objectives, in part, by utilizing its investment and risk management process.

•
Underlying Fund selection by the Adviser represents the result of quantitative and qualitative reviews that identify Underlying Funds and their managers chosen for their income producing or real estate-related alternative investment market niche (investments other than stocks and bonds), historical performance, management accessibility, investment strategy, as well as process and methodology.  Using this selection process, the Adviser believes it can identify Underlying Funds with above-average expected returns and lower-than-average volatility.

•
Risk Management represents the ongoing attention to the historical performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds.  Using this risk management process, the Adviser believes the Fund, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors' portfolios.

The Adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER'S INVESTMENT PROCESS

The Sub-Adviser's approach towards management of the Income Strategy is two-pronged:

•
Security Selection:  The Sub-Adviser screens for securities that offer higher-than-market yields, then applies fundamental analytical techniques to identify what the Sub-Adviser considers to be high-yielding securities with positive risk/return characteristics.  These evaluations may include: analysis of the market discount to book value, discounted cash flows, or – in the case of closed-end mutual funds – discount to the net asset value of the underlying portfolio of securities; assessment of the sustainability and/or growth of the security's yield; a review of the entity's management's strategy, philosophy, and execution history; and the security's consistency with the portfolio manager's macroeconomic views.

•
Portfolio Composition:  The portfolio manager assembles the identified high-yielding securities in a composition that best reflects his outlook on the economic and inflationary cycles.  Factors influencing this macroeconomic overlay include: a weekly review of macroeconomic data and forecasts; technical analysis of asset classes and more discrete sub-classes and sectors; a proprietary assessment of each asset class as well as prospective catalysts that would change the portfolio manager's assessment and therefore the portfolio composition.

Although market conditions and other factors may cause deviations, the Sub-Adviser typically aims to maintain a portfolio with the following attributes:

•	Non-diversified portfolio consisting of high-yielding securities

•	Long-only positions, no derivatives, no leverage

•	Security selection and portfolio composition driven by fundamentally-based, proprietary research

Within the types of securities considered for inclusion in the Fund, the Sub-Adviser's management process will seek to identify individual investments with current and projected yields significantly higher than those of broad common stock or investment grade bond indexes.  The Sub-Adviser believes the research processes will maximize the likelihood that those yields will be sustained or increased, and that there is a reasonable probability of at least modest capital gains over a market cycle holding period.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the "SEC") that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investments in securities as well as the Fund's indirect risks through investing in Underlying Funds.

•
BDC Risk:  BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value.  BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

•
Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

•
Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•
High-Yield or Junk Bond Risk:  Lower-quality convertible debt securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

•
Interest Rates and Bond Maturities Risk:  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Fixed-income securities typically increase in value when interest rates decline.  The Fund may experience adverse exposure from either increasing or declining rates.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

•
Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•	Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation.

•
Limited Partnership Risk:  Investments in Limited Partnerships (including master limited partnerships) involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the Limited Partnership, risks related to potential conflicts of interest between the Limited Partnership and the Limited Partnership's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right.  Limited Partnerships, typically, do not pay U.S. federal income tax at the partnership level.  Instead, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses.  A change in current tax law or in the underlying business mix of a given Limited Partnership could result in a Limited Partnership being treated as a corporation for U.S. federal income tax purposes, which would result in such Limited Partnership being required to pay U.S. federal income tax on its taxable income.

•
Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•
Management Risk:  The Adviser's and Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser's judgments about the potential performance of the Sub-Adviser may also prove incorrect and may not produce the desired results.

•
Market Risk:  Overall securities market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Mutual Fund Risk:  Mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  Mutual funds are subject to specific risks, depending on the nature of the mutual fund's strategy.

•
Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•
Real Estate Industry Risk: The Fund's portfolio will be significantly impacted by the performance of the real estate market generally, and the Fund may be exposed to greater risk and experience higher volatility than would a more economically diversified portfolio. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural, or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination, and rising construction costs.

o
Mezzanine Loan Risk: The terms of mezzanine loans may restrict transfer of the interests securing such loans, including an involuntary transfer upon foreclosure, or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

•
REIT Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  An individual REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

•
Royalty Trust Risk: Royalty trusts are subject to cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts. Also, royalty trusts do not guarantee minimum distributions or even return of capital.

•
Small and Medium Capitalization Company Risk:  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•
Underlying Funds Risk:  Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

Who Should Invest in the Fund?

The Adviser believes the Fund is appropriate for investors seeking current income and capital appreciation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by visiting www.LoCorrFunds.com or by calling 1-855-523-8637.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-523-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LoCorrFunds.com
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	788
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,232
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	921
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	201
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 621

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the Fund's current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.